Plan Description	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	Plan Description
The following description of Northpointe Bancshares, Inc. Employee Stock Ownership Plan (the "Plan") provides only general information about the Plan. Participants should refer to the Plan document for a more complete description of the Plan's provisions.
General
The Plan is a defined contribution plan that provides retirement benefits to eligible employees of Northpointe Bancshares, Inc. (the "Company"), and its subsidiary, who have completed 90 days of service, excluding nonresident alien, union, leased, and U.S. territory employees who meet specific and recognized eligibility requirements. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). Empower Trust Company, LLC ("Empower") is the custodian and recordkeeper of the Plan. The Plan has designated fiduciary responsibility over the Plan to Pentegra Retirement Services (the "Trustee"), which serves as the Trustee of the Plan and trust. The Company is the administrator of the Plan.
Contributions
The Plan allows both before-tax and after-tax contributions ("Roth"), subject to the Plan and the maximum tax‑deferred limitations established by the Internal Revenue Service. Employees become eligible for the Company matching contribution after meeting specific service requirements. Employees are automatically enrolled at 3 percent of eligible compensation. Participants may also make contributions to the Plan in the form of a rollover of funds from another qualified plan. Participants have the option of investing in a fund that holds shares of the Company stock and cash to facilitate the buying and selling of Company stock within the fund ("Employer Stock Fund"). A participant may direct up to 20 percent of the participant's employee contributions and/or any rollovers to be invested in the Employer Stock Fund, and up to 20 percent of current elective contributions to be invested in the Employer Stock Fund.
The Plan provides for the following discretionary employer contributions: employer matching and profit sharing contributions, as approved by the Company's Board of Directors. During 2025, the Company contributed 60% of the first 7% of participants' eligible compensation that they elected to defer. The Company did not make any profit sharing contributions in 2025.
The Company may also make employee stock ownership plan ("ESOP") contributions to the Plan. ESOP contributions can be made either in cash, generally used to buy company stock, or directly in company stock. The Company has historically not made any ESOP contributions to the Plan, and none were made during 2025 or 2024.
Participant Accounts
Each participant's account is credited with the participant's contributions, rollover contributions, allocations of the Company's contributions (when made) and Plan earnings. Each participant's account is also charged with an allocation of administrative expenses. Allocations are based on participants' compensation or account balances, as defined in the Plan. Participants may direct the investments of their account balances into various investment options offered by the Plan except for the ESOP portion of the participant's account. There were no balances in ESOP portions of participant accounts and no non‑participant‑directed investments as of December 31, 2025 or 2024.
Distributions
Generally, each participant is entitled to receive a benefit provided by the total value of the participant's vested account as of their normal retirement date. Distributions are also made from the participant's vested balances due to death, disability, retirement, termination of service, or other circumstances as described in the Plan document. Participants may also withdraw all or a portion of vested balances in their account, upon attaining the age of 59 1/2. Additionally, under certain circumstances of financial hardship, a participant is allowed to withdraw vested balances from the Plan. Distributions from the employer stock fund will be paid in employer stock or cash with certain restrictions and options detailed in the Plan document.
Vesting
The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account. Participants are immediately 100 percent vested in elective and rollover contributions and any income or loss thereon. Vesting in the Company's ESOP, profit sharing, and matching contributions, plus actual earnings thereon, is based on years of service. Participants vest their contributions made by the Company 20 percent after one year of service and another 20 percent per year thereafter until they become fully vested after five years of service.
Participant Notes Receivable
The Plan contains provisions allowing participants to borrow from their accounts. Participants may borrow from their elective and rollover contribution accounts not invested in the employer stock fund up to a maximum of 50 percent of their account balances, not to exceed $50,000. Notes receivable are collateralized by the participant account balances and bear interest at rates ranging from 4.25% to 9.50%, which are commensurate with local prevailing rates at the time the notes were issued, as determined quarterly by the Plan Administrator. Principal and interest is collected ratably through payroll deductions.
Put Option
The Company completed an initial public offering ("IPO") of its stock, and in connection with the IPO, the Company’s common stock began trading under the ticker symbol "NPB” on February 14, 2025. Prior to the IPO, under federal income tax regulations, the company stock that was held by the Plan and its participants, and was not readily tradable on an established market, was subject to trading limitations and included a put option. The put option is a right to demand that the Company buy any shares of its stock distributed to participants for which there is no market. The put price is representative of the fair market value of the stock. The purpose of the put option is to ensure that the participant has the ability to ultimately obtain cash.
Forfeitures
If a participant is not fully vested on his or her termination date, the nonvested amount of the account is forfeited in accordance with the Plan document. Forfeitures are used to reduce future company contributions or to pay administrative expenses of the Plan. Employer cash contributions were reduced by $281,854 from forfeited nonvested accounts during 2025. At December 31, 2025 and 2024, forfeited nonvested accounts totaled $15,257 and $30,630, respectively.
Voting Company Stock
Each participant is entitled to exercise, in certain matters, voting rights attributable to the shares allocated to his or her account, as long as the Trustees are notified prior to the time that such rights are to be exercised.
Termination
While it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions set forth in the Plan document and ERISA. Upon termination of the Plan, participants generally become 100 percent vested in their account balances.